ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.5

ATLX 2024-RPL1

Due Diligence Review

Narrative Summary

August 13, 2024

Prepared by

Mission Global, LLC

For

Atlas SP Resi Opportunity Trust IA/ Resi IA SPE, LLC

This report summarizes the results of a due diligence review performed on a pool of one hundred twelve (112) loans for Atlas SP Resi Opportunity Trust IA and its affiliate Resi IA SPE, LLC (“Client”). The loans reviewed are seasoned mortgage loans. Such loan review services were originally performed by Provider on behalf of DLJ Mortgage Capital, Inc. over a period of time ranging from February 1, 2012 to November 30, 2014. The loan data was entered into and analyzed using the Mission Global Grade® Underwriting and Diligence grading solution. Mission performed a limited regulatory compliance review of 100% loans.

Mission Global is a technology-forward service provider built on a culture of deep client service. Mission is a rating agency approved Third Party Review firm delivering underwriting and compliance audits for residential and business purpose loans. Since 1994, Mission Global and its predecessor company, Global Financial Review have provided comprehensive loan due diligence, re-underwriting, and asset management services to clients in the financial services industry.  In 2015, Global Financial Review merged with the leading Secondary market consulting firm Mission Capital Advisors, LLC to form Mission Global, LLC. In 2020, Mission Capital Advisors, LLC and Mission Global, LLC were acquired by the leading real estate sales, financing and advisory service firm and now a wholly-owned subsidiary of Marcus & Millichap (NYSE:MMI).

Mission performed a limited regulatory compliance review to meet the criteria as published by the Nationally Recognized Statistical Rating Organizations. This deal is to be rated in accordance with the published guidelines of Fitch Ratings, Inc. and DBRS Morningstar (DBRS).

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The pool is a mix of seasoned residential mortgage loans. The loan pool is all secured by residential single family or one-to-four family condominiums as collateral.

Mission conducted a limited Compliance only review as follows:

1.	Regulatory Compliance

For each primary or secondary home mortgage loan file Mission conducted a post-closing regulatory compliance review to verify that each loan was originated in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan. Mission further validated that the loans met the applicable disclosure requirements provided under (i) the federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the National Flood Insurance Act, (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances enacted to combat predatory lending, as was applicable depending upon the specifics of the loan.

2.1	Federal Truth in Lending Act/Regulation Z

A review of the material compliance disclosures set forth in Reg Z, as amended, including the Truth in Lending Disclosure and the Notice of Right-to-Cancel, if applicable; and a review and comparison of the material disclosures with a report outlining any TILA violations. This includes a re-calculation of disclosed finance charge [§1026.18(d)], proper execution by all required parties [§1026.17(b)], principal and interest calculations [§1026.18(s)], payment stream(s), recalculation of disclosed APR [§1026.22], and a review to ensure disclosure differences are within the allowed tolerances [§1026.18(d) and §1026.23(g)]. A review of the Notice of Right to Cancel (§1026.15 I §1026.23): Review includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

1.2	Business Days as Defined by Regulation Z

General business day is defined as the days on which a creditor’s offices are open to the public for carrying on substantially all of its business functions excluding Sundays and holidays specified by §1026.2(a)(6). Specific business day is defined as all calendar days (Monday through Saturday) excluding Sundays and holidays specified by 5 U.S.C. 6103(a)

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1.3	Home Ownership Equity Protection Act (HOEPA) testing, to include:

1.3.1	APR test [HOEPA (§1026.32(a)(l))] and [HPML(§1026.35(a)(l))]

1.3.2	Points and Fees test [HOEPA (§1026.32(a)(2))]

Review of HOEPA disclosure (§1026.32(c)) for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)

1.3.3	Review and confirm documentation type (i.e. full, stated, no ratio)

1.3.4	Review for evidence of prepayment penalty

1.3.5	Verification of Debt-to-Income conformity, when necessary.

HOEPA (Section 32) loan coverage has been expanded to include purchase-money mortgages and open-end credit plans (i.e., home equity lines of credit or HELOCS), as well as the amendment of rate and points and fees threshold testing. Mission system requirements have been updated to address the expansion of coverage as well as amendments to threshold testing. In addition, there is a homeownership counseling requirement that was verified for all covered loans.

2.	RESPA/Regulation X

Each investment purpose loan was reviewed by Mission to ensure compliance with the most current amendments to Regulation X. The RESPA/Regulation X review consisted of the following:

2.2.1	Good Faith Estimate (GFE)

Mission confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan including confirming the presence of the current GFE form in effect at the time of origination and verification the GFE was provided to the borrower(s) within three days of “Application”.

2.2.2	Application Date

Application was defined by Regulation X and generally considered complete when the creditor collected information regarding the following:

■	Borrower(s) First and Last Name
■	Borrower(s)Social Security Number (to enable the loan originator to obtain a credit report)
■	Subject Property Address
■	Mortgage Loan Amount Sought
■	Estimation of Property Value
■	Broker Fees and Yield Spread
■	Monthly Income

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2.2.3	Broker Fees and Yield Spread

Mission verified that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.

2.2.4	GFE Fees

Fees were reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.

2.2.5	Change of Circumstance (COC)

Mission reviewed all available documentation to determine whether a Change of Circumstance (COC) form was required to accompany each revised Good Faith Estimate (GFE).

2.2.6	Final HUD-1

Mission confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan including the presence of the current applicable Final HUD-1 form and that the Final HUD-1 accurately lists all broker and YSP fees.

2.2.7	Good Faith Estimate (GFE) and Final HUD-1 Analysis

Mission confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan.

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3.	High Cost- State & Local Anti-Predatory Regulations:

In addition to federal thresholds, Mission reviewed the anti-predatory lending statutes in the following states and local municipalities, as applicable:

3.2.1	Arkansas Home Loan Protection Act, AR. Stat. Ann.§ 23-53-101 et seq.

3.2.2	California Anti-Predatory Lending Statute, CA. Fin. Code§ 4970 et seq.

3.2.3	California Higher Priced Mortgage Loan Statute, CA. Fin Code § 4995 et seq.

3.2.4	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bi11216 (2007) and House Bi111322 (2007)

3.2.5	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.

3.2.6	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. § 36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008).

3.2.7	Connecticut Nonprime Home Loan Statute, CT. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949.

3.2.8	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of2007.

3.2.9	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.

3.2.10	Georgia Fair Lending Act, GA. Stat. Ann.§ 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

3.2.11	Idaho Residential Mortgage Practices Act, ID. Code§ 26-3101 et seq.

3.2.12	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§ 137/5 et seq.

3.2.13	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.

3.2.14	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

3.2.15	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

3.2.16	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

3.2.17	Indiana Home Loan Practices Act, IN. Code§ 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011.

3.2.18	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3- 207 and 16a-3-308a.

3.2.19	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008).

3.2.20	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).

3.2.21	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009).

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3.2.22	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.

3.2.23	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

3.2.24	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00

3.2.25	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

3.2.26	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).

3.2.27	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.

3.2.28	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 etal. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

3.2.29	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.

3.2.30	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and492.

3.2.31	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. §C:46:10 B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.

3.2.32	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009 High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-1 (2003) and 6-m (2008).

3.2.33	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

3.2.34	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-1 (2003) and 6-m (2008).

3.2.35	North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-l.1 to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-l.l(E)(a); 24-10.2(a) and as amended by House Bill1817 (2007).

3.2.36	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.

3.2.37	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

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3.2.38	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

3.2.39	Oklahoma Higher -Priced Mortgage Loans Law, OK. Admin. Code§§ 160:45-9-1 et seq.

3.2.40	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq. 4.41 City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

3.2.41	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations.

3.2.42	South Carolina High-Cost and Consumer Home Loans Act, SC. Code§ 37-23-10 et seq.

3.2.43	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.

3.2.44	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.

3.2.45	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann.§ 343.201 et seq.

3.2.46	Texas Constitution, Section 50(a)(6), Article XVI

3.2.47	Utah Residential Mortgage Practices Amendments, UT. Code Ann.§ 61- 2c-102 et seq.

3.2.48	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.

3.2.49	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

3.2.50	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann.§§ 6.1-413; 6.1-422, 6.1-428.

3.2.51	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann.§§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

3.2.52	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

3.2.53	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.

3.2.54	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.

3.2.55	Wyoming Credit Code, WY. Stat. Ann.§§ 40-14-101 et seq.

4.	Regulatory Compliance Disclaimer

Please be advised that Mission did not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Mission are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Mission is relying in reaching such findings.

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Please be further advised that Mission does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Mission do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Mission. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Mission to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Mission are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

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